S-K 1603, SPAC Sponsor; Conflicts of Interest	Jan. 28, 2026
Spac Sponsor And Conflicts Of Interest Line Items
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to (i) a letter agreement to be entered into among us, our sponsor, directors and officers and (ii) the underwriting agreement between us and the representative, each has agreed to restrictions on its ability to transfer, assign, or sell the founder shares (and any Class A ordinary shares issuable upon conversion thereof), the private units and representative shares, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	The completion of our initial business combination.	D. Boral Sponsor I LLC David Boral John Darwin Gaurav Verma Benjamin Piggott Luisa Ingargiola Jeffrey Tullman George Kollitides Kevin McGurn

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their respective affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the State of Delaware or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements (a transfer permitted by clauses (a) through (j) of this sentence is referred to as a “Permitted Transfer”).

Private units (including component securities and securities underlying those component securities)	Locked up until the closing of the initial business combination	D. Boral Sponsor I LLC David Boral John Darwin Gaurav Verma Benjamin Piggott Luisa Ingargiola Jeffrey Tullman George Kollitides Kevin McGurn

The securities are not transferable or saleable except in each case (a) to the subscriber’s officers or directors, any affiliates or family members of any of the Subscriber’s officers or directors, any members of the sponsor, or any affiliates of the sponsor, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by virtue of the laws of the State of New York or Subscriber’s partnership agreement in the event of a subscriber’s liquidation; (f) in the event of the Company’s liquidation prior to the consummation of a Business Combination; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and by the same agreements entered into by the sponsor and the Subscriber with respect to such securities.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	The completion of the initial business combination	D. Boral Sponsor I LLC David Boral John Darwin Gaurav Verma Benjamin Piggott Luisa Ingargiola Jeffrey Tullman George Kollitides Kevin McGurn

The lock-up period pursuant to the letter agreement can be waived with the prior written consent of D. Boral Capital.

Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private units pursuant to the letter agreement described in the immediately preceding paragraphs.

Representative shares	The completion of the initial business combination	D. Boral Capital

The lock-up period pursuant to the underwriting agreement can be waived with our prior written consent. See “Underwriting (Conflicts of Interest — Representative Shares.”

Subject to FINRA rules, D. Boral Capital may transfer the representative shares in a Permitted Transfer.

The representative shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement of which this prospectus forms a part pursuant to Rule 5110(e)(1) of FINRA’s Conduct Rules.

D. Boral Capital

Subject to FINRA rules, the securities are not transferable or saleable except to (i) the representative or an underwriter or selected dealer in connection with this offering, (ii) a bona fide officer, partner, registered person or affiliate of the representative or of any such underwriter or selected dealer or (iii) the issuer in a transaction exempt from registration with the SEC.